Cost Method Investment (Tables)	12 Months Ended
Dec. 31, 2016
Cost Method Investment [Abstract]
Schedule of cost method investment
	December 31,
	2015	2016

Beginning balance	$1,217,617	$554,392
Acquisitions	-	216,232
Consideration of disposal	(5,790,369)	-
Gain from sale of cost method investment	4,648,302	-
Fair value adjustment of retained noncontrolling investment	477,393	807,265
Exchange difference	1,449	(35,435)
Ending balance	$554,392	$1,542,454